Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) - yr	Dec. 31, 2025	Dec. 31, 2024
DB Pension Plan
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate (percent)	4.93%	4.65%
Future Salary Growth Rate (percent)	3.94%	3.95%
Average Longevity (years)	88.5	88.4
OPEB Plans
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate (percent)	5.02%	4.85%
Average Longevity (years)	88.5	88.4
Health Care Cost Trend Rate (percent)	5.45%	5.24%